Other Commitments and Contingencies	12 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
Other Commitments and Contingencies

Total rental expense less sublease rental income for all operating leases was $30.8, $32.6 and $30.5 in fiscal 2012, 2011 and 2010, respectively. Future minimum rental commitments under noncancellable operating leases in effect as of September 30, 2012, were $26.8 in fiscal 2013, $20.0 in fiscal 2014, $16.4 in fiscal 2015, $14.0 in fiscal 2016, $11.9 in fiscal 2017 and $38.1 thereafter. These leases are primarily for office facilities.